Allowance for Doubtful Accounts	12 Months Ended
Jan. 02, 2016
Receivables [Abstract]
Allowance for Doubtful Accounts
5.	ALLOWANCE FOR DOUBTFUL ACCOUNTS

A summary of the activity in the allowance for doubtful accounts for the last three fiscal years is as follows (in thousands):

	2015	2014	2013
Balance at beginning of year	$24,989	$25,151	$25,606
Charged to costs and expenses	12,103	18,559	19,481
Customer accounts written off—net of recoveries	(14,469)	(18,721)	(19,936)

Balance at end of year	$22,623	$24,989	$25,151

This table excludes the vendor receivable related allowance for doubtful accounts of $2 million, $3 million and $3 million at January 2, 2016, December 27, 2014 and December 28, 2013, respectively.